FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Equity instruments designated at fair value through other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity securities and trust funds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Equity securities and trust funds at fair value through OCI	$ 20,020	$ 28,572	$ 10,898
Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Impairment loss	537
Fair value through OCI | Equity securities
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	326,977	474,097
Dividends received from equity investments at fair value through OCI	8,397	6,872	$ 6,565
Fair value through OCI | Equity securities | Securities listed in Colombia
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	2	2
Fair value through OCI | Equity securities | Securities listed in foreign countries
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	73,149	76,795
Fair value through OCI | Equity securities | Securities unlisted | Asociación Gremial de Instituciones Financieras Credibanco S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	125,732	109,011
Fair value through OCI | Equity securities | Securities unlisted | Transacciones y Transferencias, S. A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	35,116	55,401
Fair value through OCI | Equity securities | Securities unlisted | Compañía de Procesamiento de Medios de Pago Guatemala (Bahamas), S. A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	34,035	18,913
Fair value through OCI | Equity securities | Securities unlisted | Cámara de Riesgo Central de Contraparte de Colombia S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	20,406	17,385
Fair value through OCI | Equity securities | Securities unlisted | Pexton Holdings Limited
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	8,917	0
Fair value through OCI | Equity securities | Securities unlisted | Suncolombia SAS
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	5,636	0
Fair value through OCI | Equity securities | Securities unlisted | Derecho Fiduciario Inmobiliaria Cadenalco
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	4,260	4,212
Fair value through OCI | Equity securities | Securities unlisted | Telered S.A.
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	0	160,761
Fair value through OCI | Equity securities | Securities unlisted | Others
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total equity securities at fair value through OCI	$ 19,724	$ 31,617